PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PLANT AND EQUIPMENT

4.	PLANT AND EQUIPMENT

Plant and equipment consisted of the following:

	As of
	June 30, 2026	December 31, 2025

Computer and equipment	$957	$962
Less: accumulated depreciation	(159)	(64)
	$798	$898

Depreciation expense for the six months ended June 30, 2026 and 2025 were $98 and $5,636, respectively.